Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	As of June 30, 2015	As of December 31, 2014
Book value of vessels secured against long-term loans	2,184,405	1,997,657